Variable Interest Entities	12 Months Ended
Dec. 31, 2020
Variable Interest Entity, Measure of Activity [Abstract]
Variable Interest Entities	Variable Interest Entities
Variable Interest Entities - Primary beneficiary
Between 2008 and 2013, we entered into sale and leaseback arrangements for two semi-submersible rigs and a jack-up rig (the West Taurus, West Hercules and West Linus) with Ship Finance, who incorporated Ship Finance SPV's for the sole purpose of owning and leasing the drilling units to Seadrill. We concluded that we were the primary beneficiary of these companies and therefore consolidated them under the variable interest model.
In the fourth quarter of 2020, Seadrill triggered an event of default on the leases by not curing the cross-default violation on Seadrill's secured credit facilities and for non-payment of SPV bareboat charter payments. This triggered a reassessment of whether we should still consolidate the SPV's under the variable interest model. Seadrill was no longer deemed to be the primary beneficiary as it no longer has control of the decisions that most significantly impact the SPV’s economic performance.
As such, the net assets and corresponding non-controlling interest amount of $137 million (as Seadrill have no equity interest), have been deconsolidated, resulting in no gain or loss in the Consolidated Statement of Operations. As part of the deconsolidation the external debt of the SPV's and parent entity loans to Ship Finance have been derecognized. Refer to Note 32 - "Related Party Transactions" and Note 23 - "Debt".
As at December 31, 2020, the Ship Finance SPV's continue to lease the three rigs to Seadrill under long-term charter agreements. The terms of the mandatory obligations to purchase the assets at the end of the lease for a fixed price. As no transfer of control has occurred as part of these leasing arrangements or on deconsolidation of the Ship Finance SPV's, the rigs form part of the 'Drilling Units' amount in the Consolidated Balance Sheet of Seadrill with the failed sale and leaseback transaction accounted for as a financing transaction. These have been described in Note 32 - "Related party transactions" following the deconsolidation of the SPV's.
These contractual provisions, which remain in place despite the event of default, prevent the recognition of a sale under ASC 606 as control has not passed to the Ship Finance SPV's. As a result, these leases are accounted for as failed sale and leaseback transactions and the rigs remain within "Drilling Units" in the Consolidated Balance Sheet of Seadrill.
With the financial liabilities relating to the leasing arrangements no longer eliminated on consolidation, these financial liabilities were initially reclassified at carrying values of $933 million to related party payables by virtue of Hemen's significant influence over Ship Finance. As the recognition of this related party payable upon deconsolidation is considered a remeasurement event (post-deconsolidation initial recognition), the liabilities were remeasured to an aggregate fair value of $424 million. The gain of $509 million is recognized in the Consolidated Statement of Operations. Along with this there was a subsequent amortization of the discount of debt of $2 million, for the period ended December 31, 2020.
The balance sheet of the VIEs on a stand-alone basis at December 31, 2019 was as follows:

(In $ millions)	December 31, 2019
Cash and cash equivalents	22
Investment in finance lease	972
Total assets of the VIEs	994

Short-term interest bearing debt	48
Long-term interest bearing debt	550
Other liabilities	5
Short-term amounts due to related parties	12
Long-term debt due to related parties (1)	239
Total liabilities of the VIEs	854
Equity of the VIEs	140
(1) Long-term debt due to related parties is as follows:

(In $ millions)	December 31, 2019
Debt principal outstanding	314
Debt discount	(75)
Trading liability positions held against long-term loan	—
Long-term loan due to related parties	239
Variable Interest Entities - Not the primary beneficiary
Seadrill and Northern Ocean established a new company to act as rig operator for Northern Ocean’s rigs (“Seadrill Northern Operations Ltd” or “Northern Ocean VIE”). This company is a legal subsidiary of Seadrill but is consolidated by Northern Ocean under the variable interest consolidation model. Seadrill provides management and crewing services to the Northern Ocean VIE and charges a fee for doing so.
Our maximum exposure to the VIE is a receivable of $142 million (December 31, 2019: $60 million). Refer to Note 32 - "Related party transactions".
We have guarantees to Northern Ocean of $100 million (December 31, 2019: $100 million) that are covered by an indemnity. Refer to - Note 35 – "Commitments and contingencies".